Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognition - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue Recognition [Abstract]
Solar Systems Installations, gross	$ 26,050,578	$ 23,372,617
Financing Fees	(7,937,577)	(6,250,528)
Solar Systems Installations, net	18,113,001	17,122,089
Roofing Installations	1,375,189	1,609,400
Total net revenues	$ 19,488,190	$ 18,731,489